Supplement to the Current Prospectus

MFS(R) Total Return Fund

Effective November 20, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ---------------- ------------ ---------------------------
Portfolio Manager     Primary Role     Since        Title    and   Five   Year
                                                    History
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Nevin P. Chitkara     Equity           2006         Investment Officer of
                      Securities                    MFS; employed in the
                      Portfolio                     investment area of MFS
                      Manager                       since 1997.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
William P. Douglas    Mortgage-Backed  2004         Investment Officer of
                      Debt                          MFS; employed in the
                      Securities                    investment area of MFS
                      Portfolio                     since 2004; Investment
                      Manager                       Officer and Senior
                                                    Mortgage Analyst at
                                                    Wellington Management Co.
                                                    LLP from 1994 to 2004.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Steven R. Gorham      Equity           2002         Investment Officer of
                      Securities                    MFS; employed in the
                      Portfolio                     investment area of MFS
                      Manager                       since 1992.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Richard O. Hawkins    Debt             2005         Investment Officer of
                      Securities                    MFS; employed in the
                      Portfolio                     investment area of MFS
                      Manager                       since 1988.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Joshua P. Marston     Debt             November     Investment Officer of
                      Securities       2008         MFS; employed in the
                      Portfolio                     investment area of MFS
                      Manager                       since 1999.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Michael W. Roberge    Debt             2002         Executive Vice President
                      Securities                    and Chief Investment
                                                    Officer of MFS; employed
                      Portfolio                     in the investment area of
                      Manager                       MFS since 1996.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Brooks A. Taylor      Lead/Equity      2004         Investment Officer of
                      Securities                    MFS; employed in the
                      Portfolio                     investment area of MFS
                      Manager                       since 1996.
--------------------- ---------------- ------------ ---------------------------


                The date of this supplement is November 20, 2008.